Employee Retirement Plans (Estimated Contributions and Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year	$ 39.7
Non-qualified [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer benefit payments in next fiscal year	4.9
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments
2014	41.4
2015	38.9
2016	38.0
2017	38.5
2018	39.6
2019-2023	201.9
Defined Benefit Plan, Expected Future Benefit Payments, Thereafter	236.9
Total	635.2
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan, Estimated Future Benefit Payments
2014	0.8
2015	0.6
2016	0.4
2017	0.3
2018	0.3
2019-2023	1.3
Defined Benefit Plan, Expected Future Benefit Payments, Thereafter	0.3
Total	$ 4.0